Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Classification of Financial Assets and Liabilities

The following table summarizes the classification of the Company’s financial assets and liabilities:

(in thousands)	Note	December 31 2017	December 31 2016

Financial assets

Fair value through net earnings as required by IFRS 9

Cash and cash equivalents		$98,521	$124,295

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	1,398	503

Long-term investments - warrants held	17	124	-

Convertible note receivable	16	15,777	-

Fair value through other comprehensive income

Long-term investments - common shares held	17	95,608	64,621

Amortized cost

Other accounts receivable	10	1,796	1,813

Total financial assets		$213,224	$191,232

Financial liabilities

Fair value through net earnings

Accrued liabilities from provisional concentrate sales related to fair value adjustment, net of trade receivable	6	$-	$1,170

Amortized cost

Accounts payable and accrued liabilities		12,118	16,892

Bank debt	18	770,000	1,193,000

Total financial liabilities		$782,118	$1,211,062

Maximum Exposure to Credit Risk Related to Financial Assets

The Company’s maximum exposure to credit risk related to its financial assets is as follows:

(in thousands)	Note	December 31 2017	December 31 2016
Cash and cash equivalents		$98,521	$124,295

Trade receivables from provisional concentrate sales, net of fair value adjustment	10	1,398	503

Other accounts receivables	10	1,796	1,813

Convertible note receivable	16	15,777	-

Maximum exposure to credit risk related to financial assets		$117,492	$126,611

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities

The table includes both interest and principal cash flows. To the extent that applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period.

As at December 31, 2017
(in thousands)	2018	2019	2020	2021	2022	Total
Non-derivative financial liabilities

Bank debt ¹	$-	$-	$-	$-	$770,000	$770,000

Interest on bank debt ²	24,845	26,233	27,101	28,721	4,564	111,464

Accounts payable and accrued liabilities	12,118	-	-	-	-	12,118

Performance share units	-	144	1,286	-	-	1,430

Primero financial guarantee [3]	30,200	-	-	-	-	30,200

Total	$67,163	$26,377	$28,387	$28,721	$774,564	$925,212

1)	On February 27, 2018, the term of the revolving credit facility was extended by an additional year, with the facility now maturing on February 27, 2023.
2)	As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period.
3)	The financial guarantee expires on the earlier of April 30, 2018, and the completion or termination of the acquisition by First Majestic Silver Corp. of Primero Mining Corp. See Notes 27 and 29 for more information.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities

The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in thousands)	December 31 2017	December 31 2016

Monetary assets

Cash and cash equivalents	$453	$1,258

Accounts receivable	71	170

Long-term investments - common shares held	90,003	57,223

Long-term investments - warrants held	124	-

Convertible note receivable	15,777	-

Other long-term assets	717	670

Total Canadian dollar denominated monetary assets	$107,145	$59,321

Monetary liabilities

Accounts payable and accrued liabilities	$5,542	$6,181

Performance share units	1,165	1,043

Total Canadian dollar denominated monetary liabilities	$6,707	$7,224

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar

The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at December 31, 2017
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$1,043	$(1,043)

Increase (decrease) in other comprehensive income	9,000	(9,000)

Increase (decrease) in total comprehensive income	$10,043	$(10,043)

	As at December 31, 2016
	Change in Canadian Dollar

(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(513)	$513

Increase (decrease) in other comprehensive income	5,722	(5,722)

Increase (decrease) in total comprehensive income	$5,209	$(5,209)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2017

(in thousands)	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	$98,521	$98,521	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	-	1,398	-

Long-term investments - common shares held	95,608	95,608	-	-

Long-term investments - warrants held	124	-	124	-

Convertible note receivable	15,777	-	-	15,777

	$211,428	$194,129	$1,522	$15,777

	December 31, 2016

(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$124,295	$124,295	$-	$-

Trade receivables from provisional concentrate sales, net of fair value adjustment	503	-	503	-

Accrued liabilities from provisional concentrate sales related to fair value adjustment, net of trade receivable	(1,170)	-	(1,170)	-

Long-term investments - common shares held	64,621	64,621	-	-

	$188,249	$188,916	$(667)	$-